Debt - Aggregate Maturities Of Long-Term Debt (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Maturities of Long-Term Debt [Abstract]
2024	$ 25,313
2025	40,500
2026	40,500
2027	40,500
2028	658,125
Total debt	$ 804,938